Retirement Plans (Schedule of Accumulated Other Comprehensive Loss) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
OtherComprehensiveIncomeDefinedBenefitPlansAdjustmentNetOfTaxPeriodIncreaseDecreaseAbstract
Beginning Balance	$ (11,252,000)
Other Than Temporary Impairment Losses Investments Portion In Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest Availableforsale Securities	20,552,000	(11,296,000)	(771,000)
Net Current Period Other Comprehensive Gain	20,552,000
Ending Balance	$ (31,804,000)	$ (11,252,000)